Expense Example - Myriad Dynamic Asset Allocation ETF - Myriad Dynamic Asset Allocation ETF Class	Sep. 25, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 99
Expense Example, with Redemption, 3 Years	$ 309